Investments, at Fair Value Through Profit and Loss - Schedule of Public Investments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Public Investments [Line Items]
Cost	$ 857,337	$ 729,965
Estimated Fair Value	$ 335,280	$ 272,520
% of FV	100.00%	100.00%
TenX Protocols Inc. [Member]
Schedule of Public Investments [Line Items]
Security description	2,272,831 common shares and 667,000 warrants	1,334,000 common shares and 667,000 warrants
Cost	$ 857,337	$ 729,965
Estimated Fair Value	$ 335,280	$ 272,520
% of FV	100.00%	100.00%